LEASES:	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Leases
Leases

4. Leases

In January 2018, the Company signed an agreement to rent a laboratory and offices in Jerusalem through May 2023. The Company had an option to extend the agreement by another five years. The annual rent (including management fees) is approximately $0.4 million and is linked to the Israeli Consumer Price Index. Pursuant to the agreement, bank guarantees of $0.1 million were provided to the property owner. In January 2020, pursuant to the Company’s decision to close its Israeli operations, the agreement was modified such that the Company vacated the facilities on May 30, 2020 but will continue to make scheduled lease payments through October 31, 2020. The Company recorded restructuring expense of $247,000 related to the modification of the Israeli lease agreement and settled all obligations associated with the lease.

In May 2018, the Company signed an agreement to rent space for its headquarter offices in Cambridge, Massachusetts. This agreement was amended in October 2019 to reflect relocating to a new 2,400 square foot suite within the same facility effective February 1, 2020. The annual rent is approximately $0.2 million. The amended lease term ends January 31, 2022 and there are no options to extend the lease.

The Company currently maintains the lease in good standing and is assessing the ability of the staff to continue working remotely under the restrictions of COVID-19.

NOTE 4 - LEASES:

The Group leases facilities, labs offices and cars for use in its operations, which are classified as operating leases. In addition to rent, the leases may require the Group to pay directly for fees, insurance, maintenance and other operating expenses.

In January 2018, the Group signed an agreement to rent a laboratory and offices in Jerusalem’s Har Hotzvim industrial zone through May 2023. The Group has an option to extend the agreement by another five years. The annual rent (including management fees) is approximately $382 thousand and is linked to the Israeli CPI. Pursuant to the agreement, bank guarantees of $113 thousand were provided to the property owner. In January 2020, the agreement was modified such that it will terminate on October 31, 2020 and the Company will pay rent until that date.

In November 2013, the Group signed a rental agreement with the Development & Management of Jerusalem Industrial Zones Administration Ltd. in the Edmund J. Safra High-Tech Village in Givat Ram, Jerusalem, which was extended until December 2019. The total annual rent was approximately $65 thousand. Under the agreement, a bank guarantee of $18 thousand was provided to the property owner.

In May 2018, Anchiano Therapeutics, Inc. signed a new agreement to rent space for offices in Cambridge, Massachusetts, until December 2021. The annual rent is approximately $140 thousand.

The lease term and the discount rate related to Company’s operating lease right-of-use assets and related lease liabilities are as follows:

December 31, 2019
Weighted-average remaining lease term (in years)	3.2
Weighted-average discount rate	3.5

The components of lease expense and cash flows were as follows (in thousands):

December 31, 2019

Fixed payment and variable payments that depend on an index or rate	571

Supplemental cash flow information related to operating leases was as follows:

Year ended
December 31,
2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	571
Right-of-use assets obtained in exchange for new operating lease liabilities	73

As of December 31, 2019, the maturity of lease liabilities under our non-cancelable operating leases were as follows:

2020	409
2021	371
2022	363
2023	57
Total future minimum lease payments	1,200
Less: interest	(84)
Present value of operating lease liabilities	1,116

Future minimum lease payments of the operating lease liabilities under ASC 840 as of January 1, 2019 were as follows:

2019	537
2020	440
2021	410
2022	288
2023	51
Total future minimum lease payments	1,726